Investor A Institutional [Member] Expense Example - Investor A, Institutional - iShares Russell Mid-Cap Index Fund	Jul. 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	128
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	$ 456